Share-based Compensation Expense (Share-based Compensation Expense Recognized for Share Awards of Sohu (excluding Fox Video), Changyou and Fox Video) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 708,000	$ 4,939,000	$ 8,578,000
Capitalized share-based compensation expense	0	0	0
Sohu (excluding Fox Video) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	96,000	677,000	1,849,000
Changyou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	612,000	4,262,000	7,773,000
Fox Video [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0	$ 0	$ (1,044,000)